UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA           February 14, 2002
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          46

Form 13F Information Table Value Total:   $12352936
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105   336061 25653512 SH       SOLE                 23665012           1988500
Altria Group Inc.              COM              02209S103   787397 19427511 SH       SOLE                 17501311           1926200
American Express Company       COM              025816109   565462 15996100 SH       SOLE                 14472000           1524100
Anglo American PLC             COM              03485p102      990    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   218879  5839900 SH       SOLE                  5184300            655600
Archstone-Smith Trust          COM              039583109   175065  7436900 SH       SOLE                  6990300            446600
Bear Stearns Companies, Inc.   COM              073902108     1946    32754 SH       SOLE                    32754
CVS Corporation                COM              126650100   214029  8571430 SH       SOLE                  8117630            453800
El Paso Corporation            COM              28336L109   456818 65634839 SH       SOLE                 60087639           5547200
Electronic Data Systems Corpor COM              285661104   820996 44546700 SH       SOLE                 40756400           3790300
Equity Office Properties Trust COM              294741103   265577 10631600 SH       SOLE                  9352600           1279000
Equity Residential             COM              29476L107   331289 13478000 SH       SOLE                 12732600            745400
Fannie Mae                     COM              313586109   771117 11986902 SH       SOLE                 10710202           1276700
Freddie Mac                    COM              313400301  1144314 19378725 SH       SOLE                 17685125           1693600
Gillette Co.                   COM              375766102      428    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1705    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   194052  2702300 SH       SOLE                  2630100             72200
IMS Health Incorporated        COM              449934108   124055  7753460 SH       SOLE                  7096060            657400
Johnson & Johnson              COM              478160104     1955    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   231517  5947000 SH       SOLE                  5927900             19100
Lockheed Martin Corporation    COM              539830109     3263    56500 SH       SOLE                    56500
Mack-Cali Realty Corporation   COM              554489104    78259  2582800 SH       SOLE                  2560100             22700
Manpower Inc.                  COM              56418H100    79626  2496100 SH       SOLE                  2489300              6800
Mattel, Inc.                   COM              577081102      730    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   318791 19825300 SH       SOLE                 18178000           1647300
Merck & Co., Inc.              COM              589331107   192123  3393800 SH       SOLE                  3103800            290000
Merrill Lynch and Company, Inc COM              590188108   260959  6876400 SH       SOLE                  6280200            596200
Nike, Inc.  Class B            COM              654106103    30444   684600 SH       SOLE                   682400              2200
Office Depot, Inc.             COM              676220106     2856   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   127514  4554072 SH       SOLE                  4233617            320455
PepsiCo, Inc.                  COM              713448108     3479    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   286308  9365650 SH       SOLE                  8546650            819000
Pitney Bowes Inc.              COM              724479100   183758  5626400 SH       SOLE                  5084700            541700
R.R. Donnelley & Sons Company  COM              257867101   152481  7004163 SH       SOLE                  6485400            518763
Safeway Inc.                   COM              786514208   376853 16132400 SH       SOLE                 14548000           1584400
Sara Lee Corporation           COM              803111103   329877 14654700 SH       SOLE                 13272600           1382100
Staples, Inc.                  COM              855030102   157276  8594298 SH       SOLE                  7862498            731800
Target Corporation             COM              87612e106     1200    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   387468 23626100 SH       SOLE                 21589900           2036200
The Interpublic Group of Compa COM              460690100   335475 23826375 SH       SOLE                 21572875           2253500
The Kroger Co.                 COM              501044101   374366 24230800 SH       SOLE                 21368800           2862000
Toys ''R'' Us Inc.             COM              892335100      723    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106  1242306 72734535 SH       SOLE                 66486735           6247800
Tyson Foods Inc. Class A       COM              902494103    89602  7985962 SH       SOLE                  7413274            572688
UST Inc.                       COM              902911106   388818 11630800 SH       SOLE                 10616700           1014100
United Technologies Corporatio COM              913017109     2787    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   301941  8073300 SH       SOLE                  7356400            716900